Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 25, 2016
Class of Stock [Line Items]
Interest payments, net of capitalized interest	$ 22,303	$ 16,540	$ 13,905
Cash paid for taxes	530	450	108
Increase (decrease) in accrued property, plant and equipment purchases	8,533	(21,841)	35,018
Contributions from general partner	7,500	4,350	0
Acquisitions partially funded by the issuance of common units	0	3,442	414,396
Assets acquired under capital lease	139	0	177
Issuance of Series C Units and Warrant in connection with the Emerald Transactions	120,000	0	0	$ 120,000
Accrued distributions	7,103	0	0
Series C Preferred Stock
Class of Stock [Line Items]
Accrued distributions	14,446	16,978	13,154
Limited Partner Series B Convertible Units
Class of Stock [Line Items]
Paid-in-kind distributions	0	1,373	2,220
JPE Series D Units
Class of Stock [Line Items]
Paid-in-kind distributions	0	0	2,436
Costar Midstream, L.L.C.
Class of Stock [Line Items]
Accrued distributions	5,000	0	0
Cancellation of escrow units	$ 6,817	$ 0	$ 0